Federated Hermes SDG Engagement High Yield Credit Fund
Portfolio of Investments
May 31, 2020 (unaudited)
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—96.1%
		Automotive—4.3%
$500,000		Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	$512,500
60,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 1/15/2043	46,125
57,000		General Motors Co., Sr. Unsecd. Note, 6.800%, 10/1/2027	64,871
100,000	[1]	General Motors Financial Co., Inc., Jr. Sub. Deb., Series A, 5.750%, 9/30/2027	82,918
300,000	[1]	General Motors Financial Co., Inc., Jr. Sub. Note, Series B, 6.500%, 9/30/2028	255,523
325,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	299,873
		TOTAL	1,261,810
		Banking—14.5%
200,000	[1]	ABN Amro Bank NV, Jr. Sub. Deb., 4.750%, 9/2/2027	210,910
200,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	187,617
250,000		Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	260,781
58,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.800%, 5/1/2025	63,697
200,000		Banco Btg Pactual/Cayman, Sub., REGS, 7.750%, 2/15/2029	188,550
200,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	191,813
400,000		Bank of Ireland Group PLC, Sub., Series EMTN, 4.125%, 9/19/2027	384,133
200,000	[1]	Caixa Geral de Depositos S.A. (CGD), Jr. Sub. Deb., 10.750%, 3/30/2022	238,642
175,000		CIT Group, Inc., Sub., 6.125%, 3/9/2028	181,748
400,000	[1]	Commerzbank AG, Jr. Sub. Note, 7.000%, 4/9/2025	381,672
200,000	[1]	Credit Suisse Group AG, Jr. Sub. Deb., REGS, 5.100%, 1/24/2030	185,250
400,000	[1]	Credit Suisse Group AG, Jr. Sub. Deb., REGS, 7.250%, 9/12/2025	408,278
100,000		Deutsche Bank AG, Sr. Unsecd. Note, Series EMTN, 5.625%, 5/19/2031	112,670
480,000		Intesa Sanpaolo SpA, Sub. Deb., 5.710%, 1/15/2026	494,364
200,000		Itau Unibanco Holding SA, Sub. Deb., REGS, 4.500%, 11/21/2029	184,315
480,000	[1,2]	National Westminster Bank plc, Jr. Sub. Deb., Series C, 2.375% (3-month USLIBOR + 0.250%) 8/28/2020	410,400
200,000	[1]	UniCredit SpA, Jr. Sub. Deb., 8.000%, 6/3/2024	189,690
		TOTAL	4,274,530
		Basic Industries—16.0%
325,000		Alcoa Nederland Holding B.V., Sr. Unsecd. Note, 144A, 6.125%, 5/15/2028	317,748
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, Series EMTN, 3.375%, 3/11/2029	249,049
150,000		Ashland Services B.V., Sr. Unsecd. Note, REGS, 2.000%, 1/30/2028	154,852
400,000		BHP Billiton Finance (USA) Ltd., Jr. Sub. Deb., REGS, 6.750%, 10/19/2075	459,446
200,000		Cemex SAB de CV, Sec. Fac. Bond, REGS, 5.450%, 11/19/2029	187,167
200,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	211,463
40,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2027	26,000
135,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 6/1/2027	95,245
330,000		Domtar, Corp., Sr. Unsecd. Note, 6.250%, 9/1/2042	334,593
200,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, REGS, 7.250%, 4/16/2044	224,859
320,000		Huntsman International LLC, Sr. Unsecd. Note, 4.500%, 5/1/2029	325,623
317,000		KB HOME, Sr. Unsecd. Note, 4.800%, 11/15/2029	320,859
425,000		Lennar Corp., Sr. Unsecd. Note, 4.750%, 11/29/2027	464,234
325,000		MMC Norilsk Nickel OJSC, Sr. Unsecd. Note, REGS, 4.100%, 4/11/2023	340,740
168,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 4.750%, 1/30/2030	160,012
200,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 5.500%, 1/15/2048	200,609
200,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 3.125%, 4/15/2026	184,717
450,000		Suzano Austria GmbH, Sr. Unsecd. Note, 5.000%, 1/15/2030	443,108
		TOTAL	4,700,324

Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods—10.1%
$600,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, REGS, 4.750%, 7/15/2027	$715,358
400,000		Ball Corp., Sr. Unsecd. Note, 1.500%, 3/15/2027	427,702
300,000		Berry Global, Inc., Sec. Fac. Bond, REGS, 1.500%, 1/15/2027	317,363
500,000		Crown European Holdings SA, Sr. Unsecd. Note, REGS, 2.875%, 2/1/2026	556,468
300,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	302,438
100,000		Silgan Holdings, Inc., Sr. Unsecd. Note, REGS, 2.250%, 6/1/2028	108,230
300,000		Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 1.500%, 9/15/2027	318,030
200,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	211,463
		TOTAL	2,957,052
		Consumer Goods—4.1%
200,000		Arcelik AS, Sr. Unsecd. Note, REGS, 5.000%, 4/3/2023	194,926
200,000		Coca-Cola Icecek AS, Sr. Unsecd. Note, REGS, 4.215%, 9/19/2024	198,729
11,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 144A, 4.250%, 3/1/2031	11,730
302,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	283,272
200,000		NBM US Holdings, Inc., Sr. Unsecd. Note, REGS, 6.625%, 8/6/2029	201,250
318,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	314,621
		TOTAL	1,204,528
		Consumer Non-Cyclical—3.1%
460,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	466,815
100,000		Levi Strauss & Co., Sr. Unsecd. Note, 3.375%, 3/15/2027	111,005
335,000		Toll Brothers, Inc., Sr. Unsecd. Note, 3.800%, 11/1/2029	328,918
		TOTAL	906,738
		Energy—8.3%
300,000		Aker BP ASA, Sr. Unsecd. Note, REGS, 3.750%, 1/15/2030	275,745
163,000		DCP Midstream Operating LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	119,690
200,000		Energias de Portugal SA, Jr. Sub. Note, 1.700%, 7/20/2080	203,139
275,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.450%, 6/1/2047	170,074
32,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	19,454
100,000		Enterprise Products Operating LLC, Jr. Sub. Deb., 5.375%, 2/15/2078	89,816
300,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	264,187
39,000		EQT Corp., Sr. Unsecd. Note, 7.000%, 2/1/2030	41,462
57,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	56,694
100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 8/15/2029	67,750
318,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	186,030
100,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 6.625%, 6/15/2038	77,680
64,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.600%, 1/3/2031	63,251
200,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	199,654
30,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	23,226
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, REGS, 6.840%, 1/23/2030	172,417
80,000		Petroleos Mexicanos, Sr. Unsecd. Note, REGS, 6.950%, 1/28/2060	62,567
430,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	360,931
		TOTAL	2,453,767
		Financial Services—1.4%
400,000	[1]	Barclays Bank plc, Jr. Sub. Deb., 6.278%, 12/15/2034	417,000
		Health Care—5.9%
200,000	[1]	Eurofins Scientific SE, Jr. Sub. Note, 3.250%, 11/13/2025	205,790
380,000		Grifols SA, Sec. Fac. Bond, REGS, 2.250%, 11/15/2027	413,383
360,000		HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	354,992
200,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	209,081

Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Health Care—continued
$550,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	$566,101
		TOTAL	1,749,347
		Insurance—1.3%
325,000	[1]	Phoenix Group Holdings PLC, Jr. Sub. Deb., 5.750%, 4/26/2028	378,481
		Media—7.2%
600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	628,389
500,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	528,283
104,000		United Group B.V., Sr. Secd. Note, REGS, 3.625%, 2/15/2028	108,129
369,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, REGS, 4.250%, 1/15/2030	453,435
391,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, REGS, 3.375%, 2/28/2030	411,243
		TOTAL	2,129,479
		Real Estate—2.2%
200,000		ADLER Real Estate AG, Sr. Unsecd. Note, 3.000%, 4/27/2026	215,914
200,000		Country Garden Holdings Co., 5.125%, 1/17/2025	199,880
200,000		MPT Operating Partnership LP / MPT Finance Corp., Sr. Unsecd. Note, 3.692%, 6/5/2028	242,840
		TOTAL	658,634
		Retail—1.2%
75,000		L Brands, Inc., Sr. Unsecd. Note, 7.500%, 6/15/2029	66,174
100,000		L Brands, Inc., Sr. Unsecd. Note, 7.600%, 7/15/2037	67,555
100,000		Marks & Spencer PLC, Sr. Unsecd. Note, 3.250%, 7/10/2027	113,832
100,000		Marks & Spencer PLC, Sr. Unsecd. Note, REGS, 7.125%, 12/1/2037	92,710
		TOTAL	340,271
		Services—0.7%
200,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, REGS, 2.375%, 3/1/2028	209,290
		Technology & Electronics—1.4%
100,000		Dell, Inc., Sr. Unsecd. Note, 5.400%, 9/10/2040	94,929
225,000		Dell, Inc., Sr. Unsecd. Note, 6.500%, 4/15/2038	234,872
69,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 144A, 3.400%, 5/1/2030	71,988
		TOTAL	401,789
		Telecommunications—9.6%
100,000		Altice Financing SA, Sr. Unsecd. Note, REGS, 3.000%, 1/15/2028	104,345
300,000		Altice France SA, Sec. Fac. Bond, REGS, 3.375%, 1/15/2028	321,360
7,000		CenturyLink, Inc., Sec. Fac. Bond, 144A, 4.000%, 2/15/2027	7,002
18,000		CenturyLink, Inc., Sr. Unsecd. Note, 144A, 5.125%, 12/15/2026	18,236
175,000		CenturyLink, Inc., Sr. Unsecd. Note, Series P, 7.600%, 9/15/2039	180,639
250,000		Embarq Corp., Sr. Unsecd. Note, 7.995%, 6/1/2036	267,333
400,000		Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.250%, 3/25/2029	415,526
300,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	296,250
40,000		T-Mobile USA, Inc., 144A, 4.375%, 4/15/2040	44,302
300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	319,447
275,000		Telecom Italia Capital SA, Sr. Unsecd. Note, 6.000%, 9/30/2034	297,111
200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	192,994
250,000		Veon Holdings BV, Sr. Unsecd. Note, REGS, 4.000%, 4/9/2025	259,274
100,000		Ypso Finance Bis S.A., Sr. Unsecd. Note, REGS, 4.000%, 2/15/2028	98,239
		TOTAL	2,822,058
		Utilities—4.8%
14,000		AES Corp., Sec. Fac. Bond, 144A, 3.950%, 7/15/2030	14,090
50,000		AES Corp., Sr. Unsecd. Note, 4.875%, 5/15/2023	50,480
50,000		AES Corp., Sr. Unsecd. Note, 5.125%, 9/1/2027	53,068
200,000		AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	191,705

Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
$250,000		Calpine Corp., 144A, 4.500%, 2/15/2028	$251,641
139,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	141,520
78,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 3/15/2028	80,657
200,000		Enel SpA, Jr. Sub. Deb., 2.500%, 11/24/2078	222,010
200,000		Orsted A/S, 1.750%, 12/9/3019	218,763
175,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	181,967
		TOTAL	1,405,901
		TOTAL CORPORATE BONDS (IDENTIFIED COST $29,017,967)	28,270,999
		U.S. TREASURY—0.8%
250,000	[3]	United States Treasury Bill, 0.214%, 7/16/2020 (IDENTIFIED COST $249,866)	249,955
		TOTAL INVESTMENT IN SECURITIES—96.9% (IDENTIFIED COST $29,267,833)	28,520,954
		OTHER ASSETS AND LIABILITIES - NET—3.1%[4]	912,844
		TOTAL NET ASSETS—100%	$29,433,798
At May 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
[5]United States Treasury Note 10-Year Note, Short Futures	17	$2,364,063	September 2020	$(7,305)
[5]United States Treasury Ultra Long Bond Futures, Short Futures	9	$1,962,281	September 2020	$(2,531)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(9,836)
The average notional value of short futures contracts held by the Fund throughout the period was $3,475,889. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At May 31, 2020, the Fund had the following open swap contracts:
Credit Default Swap
Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread[6]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
BNP Paribas	ArcelorMittal	Sell	5.00%	12/20/2026	3.76%	300,000	$25,387	$59,576	$(34,189)
JP Morgan Chase	Fiat Chrysler Automobiles NV	Sell	5.00%	6/20/2023	2.92%	75,000	$4,974	$12,507	$(7,533)
JP Morgan Chase	Ziggo Bond Co	Sell	5.00%	6/20/2023	1.17%	50,000	$6,383	$5,883	$500
JP Morgan Chase	Virgin Media Finance PLC	Sell	5.00%	6/20/2023	1.08%	50,000	$6,713	$6,174	$539
BNP Paribas	ArcelorMittal	Sell	5.00%	6/20/2023	2.88%	50,000	$3,240	$1,959	$1,281
JP Morgan Chase	Dell Inc	Sell	1.00%	6/20/2023	1.08%	125,000	$(296)	$(1,478)	$1,182
JP Morgan Chase	General Motors Co	Sell	5.00%	6/20/2023	1.98%	50,000	$4,433	$2,976	$1,457
Morgan Stanley	Markit iTraxx Europe Crossover Index Series 33	Sell	5.00%	6/20/2025	3.85%	975,000	$40,018	$40,018	$—
JP Morgan Chase	Telecom Italia SpA/Milano	Sell	1.00%	6/20/2023	1.94%	100,000	$(3,087)	$495	$(3,582)
TOTAL CREDIT DEFAULT SWAPS							$87,765	$128,110	$(40,345)

The average notional amount of credit default swap contracts held by the Fund throughout the period was $915,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At May 31, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/17/2020	RBC Europe	100,000 EUR	$108,412	$2,631
6/17/2020	RBC Europe	250,000 EUR	$275,667	$1,942
6/17/2020	RBC Europe	450,000 EUR	$498,505	$1,191
6/17/2020	RBC Europe	100,000 GBP	$116,455	$7,054
6/17/2020	RBC Europe	200,000 GBP	$243,794	$3,224
6/17/2020	RBC Europe	200,000 GBP	$238,519	$8,498
Contracts Sold:
6/17/2020	RBC Europe	1,600,000 EUR	$1,758,071	$(18,625)
6/17/2020	RBC Europe	300,000 EUR	$326,180	$(6,950)
6/17/2020	RBC Europe	300,000 EUR	$327,665	$(5,465)
6/17/2020	RBC Europe	90,000 EUR	$99,545	$(395)
6/17/2020	RBC Europe	500,000 GBP	$626,601	$9,056
6/17/2020	RBC Europe	100,000 GBP	$123,804	$295
6/17/2020	Royal Bank of Canada	1,800,000 EUR	$2,005,146	$6,364
6/17/2020	Royal Bank of Canada	800,000 GBP	$993,680	$5,608
6/17/2020	State Street	1,800,000 EUR	$2,007,036	$8,254
6/17/2020	State Street	800,000 GBP	$997,720	$9,648
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$32,330
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $22,022 and 40,399, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Discount rate at time of purchase.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
6	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$28,270,999	$—	$28,270,999
U.S. Treasury	—	249,955	—	249,955
TOTAL SECURITIES	$—	$28,520,954	$—	$28,520,954
Other Financial Instruments:
Assets:
Futures	$—	$—	$—	$—
Foreign Exchange Contracts	—	63,765	—	63,765
Swap Contracts	—	91,148	—	91,148
Liabilities:
Futures	(9,836)	—	—	(9,836)
Foreign Exchange Contracts	—	(31,435)	—	(31,435)
Swap Contracts	—	(3,383)	—	(3,383)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(9,836)	$120,095	$—	$110,259
The following acronyms are used throughout this portfolio:
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
LIBOR	—London Interbank Offered Rate
OJSC	—Open Joint Stock Company
OTC	—Over-the-Counter